Product Warranties and Recalls and Other Safety Measures (Tables)	12 Months Ended
Mar. 31, 2016
Net Changes in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2014, 2015 and 2016 consist of the following:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Liabilities for quality assurances at beginning of year	1,003,023	1,154,021	1,328,916
Payments made during year	(383,572)	(509,488)	(501,073)
Provision for quality assurances	524,442	686,006	636,719
Changes relating to pre-existing quality assurances	(7,248)	(25,619)	(39,225)
Other	17,376	23,996	(21,573)

Liabilities for quality assurances at end of year	1,154,021	1,328,916	1,403,764

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2014, 2015 and 2016.

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Liabilities for recalls and other safety measures at beginning of year	566,406	680,475	755,050
Payments made during year	(207,652)	(357,447)	(347,861)
Provision for recalls and other safety measures	315,574	421,618	524,100
Other	6,147	10,404	(5,814)

Liabilities for recalls and other safety measures at end of year	680,475	755,050	925,475